Loss on Sale of Assets	12 Months Ended
Dec. 31, 2019
Proceeds from Sale of Productive Assets [Abstract]
Loss on Sale Of Assets
Loss on Sale of Assets

During January 2017, the Company concluded the sale of the Hull No. 1551 to a company controlled by Polys Hajioannou for an aggregate gross consideration of $20,510 in cash, realizing a net loss of $120. There was no sale of assets for the periods ended December 31, 2018 and December 31, 2019.